      As filed with the U.S. Securities and Exchange Commission on March 6, 2003
                                                            File Nos.  333-81103
                                                                       811-07711
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                      [  ]
PRE-EFFECTIVE AMENDMENT NO.                 [  ]
POST-EFFECTIVE AMENDMENT NO. 7              [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 26 [X]
                        (Check Appropriate Box or Boxes)

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                           (Exact Name of Registrant)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                      JOHN HANCOCK PLACE, BOSTON, MA 02117
         (Address Of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, Including Area Code: (617) 572-9196

                           ARNOLD R. BERGMAN, ESQUIRE
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                               JOHN HANCOCK PLACE
                                BOSTON, MA 02117
                     (Name and Address of Agent for Service)

                            -------------------------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                           --------------------------

It is proposed that this filing become effective (check appropriate box)

    [X] immediately upon filing pursuant to paragraph (b) of Rule 485

    [_] on May 1, 2003 pursuant to paragraph (b) of Rule 485

    [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

    [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

    [X] this post-effective amendment designates a new effective date for a previously filed amendment.

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

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The sole purpose of this filing is to change the effective date indicated in the previous filing, Post-Effective Amendment No. 6, filed on January 9, 2003. The new effective date is May 1, 2003.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the John Hancock Life Insurance Company has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and attested, all in the City of Boston and Commonwealth of Massachusetts on the 6th day of March, 2003.

                                   JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                                   (REGISTRANT)

                                   BY: JOHN HANCOCK LIFE INSURANCE COMPANY

                                         /s/ DAVID F. D'ALESSANDRO
                                         --------------------------
                                         David F. D'Alessandro
                                         Chairman, President and Chief
                                         Executive Officer

                                      JOHN HANCOCK LIFE INSURANCE COMPANY
                                      (Depositor)

                                         /s/ DAVID F. D'ALESSANDRO
                                         --------------------------
                                         David F. D'Alessandro
                                         Chairman, President and Chief
                                         Executive Officer

Attest:   /s/ RONALD J. BOCAGE
       ----------------------------
        Ronald J. Bocage
        Vice President and Counsel

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Life Insurance Company and on the dates indicated.

/s/ THOMAS E. MOLONEY                                         March 6, 2003
------------------------------------
Thomas E. Moloney
Senior Executive Vice President and
Chief Financial Officer
(Principal Financial Officer and
Acting Principal Accounting Officer)


/s/ DAVID F. D'ALESSANDRO                                     March 6, 2003
---------------------------
David F. D'Alessandro
Chairman, President and Chief Executive Officer
(Principal Executive Officer)

Signing for himself and as Attorney-In-Fact for:

Foster L. Aborn            Director
Wayne A. Budd              Director
John M. Connors, Jr.       Director
Robert J. Davis            Director
John M. DeCiccio           Director
Richard B. DeWolfe         Director
Robert E. Fast             Director
Thomas P. Glynn            Director
Michael C. Hawley          Director
Edward H. Linde            Director
Judith A. McHale           Director
R. Robert Popeo            Director
Richard F. Syron           Director
Robert J. Tarr, Jr.        Director

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 6th Day of March 2003.

On behalf of the Registrant
By: JOHN HANCOCK LIFE INSURANCE COMPANY
    (Depositor)

         /s/ DAVID F. D'ALLESANDRO
         -------------------------
         David F. D'Allesandro
         Chairman, President and Chief Executive Officer

Attest:  /s/ RONALD J. BOCAGE
         --------------------
         Ronald J. Bocage
         Vice President and Counsel